Schedule of Investments
Invesco Senior Loan ETF (BKLN)
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-91.55%(a)(b)
Aerospace & Defense-3.63%
Amentum Government Services Holdings LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.82%	09/29/2031	$103,185	$102,604,255
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.75%)	8.42%	02/01/2028	159,614	150,161,690
TransDigm, Inc., Term Loan J (3 mo. SOFR + 2.50%)	7.10%	02/28/2031	77,852	77,921,933
				330,687,878
Air Transport-0.95%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. SOFR + 4.75%)	9.63%	04/20/2028	58,722	60,703,468
United AirLines, Inc., Term Loan B (3 mo. SOFR + 2.00%)	6.63%	02/24/2031	25,315	25,507,141
				86,210,609
Automotive-2.36%
Belron Group S.A., Term Loan B (3 mo. SOFR + 2.75%)	7.27%	10/16/2031	26,114	26,444,074
Mavis Tire Express Services TopCo Corp., Term Loan B (1 mo. SOFR + 3.50%)	8.07%	05/04/2028	58,807	59,375,200
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan (Canada) (1 mo. SOFR + 2.50%)	7.07%	05/06/2030	68,219	68,759,641
Wand NewCo 3, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	7.85%	01/30/2031	60,236	60,733,122
				215,312,037
Beverage & Tobacco-2.04%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.16%	07/31/2028	121,407	122,535,974
Triton Water Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	8.12%	03/31/2028	62,652	63,182,704
				185,718,678
Building & Development-2.00%
Chariot Buyer LLC, First Lien Term Loan(c)	-	11/03/2028	2,694	2,710,141
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.35%)	7.96%	04/12/2028	56,348	53,151,503
Quikrete Holdings, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.07%	04/14/2031	32,575	32,585,089
White Cap Buyer LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.82%	10/19/2029	92,699	93,336,681
				181,783,414
Business Equipment & Services-9.22%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.75%)	8.42%	05/12/2028	113,000	113,873,046
Asurion LLC
Second Lien Term Loan B-4 (1 mo. SOFR + 5.25%)	9.94%	01/20/2029	83,768	81,853,954
Term Loan B-8 (1 mo. SOFR + 3.25%)	7.94%	12/23/2026	38,139	38,201,264
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. SOFR + 2.50%)	7.10%	01/31/2031	110,417	111,619,605
Cloud Software Group, Inc.
Term Loan (1 mo. SOFR + 3.50%)	8.02%	03/21/2031	54,621	54,951,667
Term Loan B (2 mo. SOFR + 4.00%)	8.60%	03/30/2029	117,126	117,668,833
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. SOFR + 2.25%)	6.84%	01/18/2029	79,837	80,157,585
Mitchell International, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.82%	06/17/2031	72,356	72,653,732
Nuvei Tech Corp., Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B(c)	-	11/15/2031	57,769	58,160,928
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.00%)	8.85%	06/02/2028	94,755	95,239,426
Tempo Acquisition LLC, Term Loan B-1 (1 mo. SOFR + 2.25%)	6.82%	08/31/2028	15,657	15,758,143
				840,138,183
Cable & Satellite Television-3.68%
Charter Communications Operating LLC, Term Loan B-2 (3 mo. SOFR + 1.75%)	6.34%	02/01/2027	75,095	75,126,863
CSC Holdings LLC, Term Loan (6 mo. SOFR + 2.50%)	7.17%	04/15/2027	67,902	62,736,252
SFR-Numericable (YPSO, Altice France), Term Loan B-14 (France) (3 mo. SOFR + 5.50%)	10.16%	08/15/2028	82,821	68,090,583
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. SOFR + 2.50%)	7.22%	01/31/2028	74,112	73,521,452
Vodafone Ziggo - LG, Term Loan I (1 mo. SOFR + 2.50%)	7.22%	04/30/2028	55,735	55,573,640
				335,048,790
Chemicals & Plastics-2.10%
AkzoNoble Chemicals, Term Loan B (3 mo. SOFR + 3.25%)	7.66%	04/03/2028	66,349	67,164,634
Proampac PG Borrower LLC, Term Loan (3 mo. SOFR + 4.00%)	8.52%	09/15/2028	62,558	62,851,426
Univar, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.10%	08/01/2030	60,158	61,007,382
				191,023,442
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Clothing & Textiles-1.08%
ABG Intermediate Holdings 2 LLC, Term Loan (1 mo. SOFR + 2.75%)	7.32%	12/21/2028	$97,255	$98,273,083
Containers & Glass Products-0.65%
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 4.18%)	7.75%	04/13/2029	58,427	58,848,075
Cosmetics & Toiletries-0.66%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.25%)	7.94%	05/10/2027	60,341	60,614,885
Drugs-1.50%
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.82%	05/05/2028	71,989	72,426,217
Phoenix Guarantor, Inc. (BrightSpring Health Services), Term Loan B-4 (1 mo. SOFR + 3.25%)	7.82%	02/21/2031	64,058	64,640,630
				137,066,847
Electronics & Electrical-16.30%
Applied Systems, Inc., First Lien Term Loan (3 mo. SOFR + 3.00%)	7.60%	02/24/2031	63,028	63,641,519
Boxer Parent Co., Inc., Term Loan (3 mo. SOFR + 3.75%)	8.34%	07/30/2031	113,805	114,732,649
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	7.85%	07/06/2029	91,682	91,887,104
CommScope, Inc., Term Loan (1 mo. SOFR + 3.25%)	7.94%	04/06/2026	75,361	74,042,226
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.50%)	8.19%	06/02/2028	90,161	89,864,807
Epicor Software Corp., Term Loan B (1 mo. SOFR + 3.25%)	7.82%	05/30/2031	71,717	72,341,279
Gen Digital, Inc.
Term Loan A (1 mo. SOFR + 1.50%)	6.17%	09/10/2027	74,660	74,764,966
Term Loan B (1 mo. SOFR + 1.75%)	6.32%	09/12/2029	75,723	75,896,893
McAfee LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.91%	03/01/2029	142,406	143,224,860
Modena Buyer LLC (End User Computing), Term Loan (3 mo. SOFR + 4.50%)	9.10%	07/01/2031	71,182	69,829,584
Project Alpha Intermediate Holding, Inc.
Term Loan (1 mo. SOFR + 3.25%)	7.77%	10/28/2030	64,391	64,856,325
Term Loan B(c)	-	10/28/2030	20,000	20,144,500
Proofpoint, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.57%	08/31/2028	86,908	87,521,668
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 4.25%), (Acquired 03/15/2022 - 08/08/2024; Cost $43,943,893)(d)	8.99%	02/01/2029	54,164	37,915,147
RealPage, Inc., First Lien Term Loan (1 mo. SOFR + 3.00%)	7.69%	04/24/2028	84,015	83,605,834
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	6.57%	05/09/2031	86,932	87,416,826
Syncsort, Inc., First Lien Term Loan (3 mo. SOFR + 4.25%)	8.85%	04/24/2028	62,949	62,565,001
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. SOFR + 3.00%)	7.62%	02/10/2031	169,142	170,467,032
				1,484,718,220
Financial Intermediaries-5.45%
Aretec Group, Inc., Term Loan B (1 mo. SOFR + 4.00%)	8.57%	08/09/2030	60,337	60,793,222
AssuredPartners, Inc., Term Loan B-5 (1 mo. SOFR + 3.50%)	8.07%	02/14/2031	136,868	137,945,770
Broadstreet Partners, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.82%	06/13/2031	90,645	91,242,367
Citadel Securities L.P., Term Loan B (1 mo. SOFR + 2.00%)	6.57%	10/31/2031	106,690	107,263,715
Focus Financial Partners LLC
Delayed Draw Term Loan(e)	0.00%	09/11/2031	3,588	3,625,496
Term Loan B-8 (1 mo. SOFR + 3.25%)	7.82%	09/11/2031	33,412	33,756,159
Jane Street Group LLC, Term Loan B (3 mo. SOFR + 2.00%)	6.51%	01/26/2028	61,596	61,927,645
				496,554,374
Food Products-0.63%
Froneri International PLC, Term Loan B (United Kingdom) (1 mo. SOFR + 2.00%)	6.57%	09/17/2031	57,114	57,154,096
Food Service-3.64%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan B (1 mo. SOFR + 3.50%)	8.07%	12/26/2028	54,222	54,635,163
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	7.42%	12/15/2027	110,613	111,240,123
New Red Finance, Inc., Term Loan B-6 (1 mo. SOFR + 1.75%)	6.32%	09/20/2030	94,717	94,776,537
Whatabrands LLC, Term Loan B (1 mo. SOFR + 2.75%)	7.32%	08/03/2028	70,386	70,806,951
				331,458,774
Health Care-8.55%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.50%)	7.82%	02/15/2029	160,228	161,114,428
Elanco Animal Health, Inc., Term Loan (1 mo. SOFR + 1.75%)	6.52%	08/01/2027	69,551	69,636,507
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.00%)	8.70%	10/01/2027	111,852	107,393,416
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B (1 mo. SOFR + 2.25%)	6.86%	10/23/2028	126,493	127,394,044
PAREXEL International Corp., Term Loan B (1 mo. SOFR + 3.00%)	7.57%	11/15/2028	77,447	78,094,827
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
R1 RCM, Inc.
Delayed Draw Term Loan B(e)	0.00%	10/24/2031	$2,240	$2,254,845
Term Loan B (1 mo. SOFR + 3.25%)	7.86%	10/24/2031	31,360	31,567,835
Southern Veterinary Partners LLC, Term Loan B(c)	-	10/31/2031	22,093	22,321,429
Syneos Health, Inc., Term Loan (3 mo. SOFR + 3.75%)	8.35%	09/27/2030	70,583	69,406,682
Verscend Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	7.67%	05/01/2031	109,597	110,179,954
				779,363,967
Home Furnishings-0.99%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.02%	02/26/2029	89,716	90,258,110
Industrial Equipment-2.36%
Madison IAQ LLC, Term Loan (6 mo. SOFR + 3.25%)	7.89%	06/21/2028	62,306	62,722,157
MKS Instruments, Inc., Term Loan (1 mo. SOFR + 2.25%)	6.84%	08/17/2029	67,772	68,314,069
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B-2 (Germany) (6 mo. SOFR + 3.50%)	8.59%	04/30/2030	83,140	83,875,846
				214,912,072
Insurance-7.48%
Acrisure LLC, Term Loan B-6 (1 mo. SOFR + 3.25%)	7.85%	11/06/2030	102,552	102,990,313
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. SOFR + 2.75%)	7.35%	09/19/2031	90,109	90,760,487
AmWINS Group LLC, Term Loan (1 mo. SOFR + 2.25%)	6.94%	02/19/2028	83,277	83,728,146
Hub International Ltd., Term Loan (3 mo. SOFR + 2.75%)	7.37%	06/20/2030	110,156	111,077,121
Hyperion Insurance Group Ltd.
Term Loan (United Kingdom) (1 mo. SOFR + 3.50%)	8.07%	02/15/2031	74,482	74,927,875
Term Loan B (United Kingdom)(c)	-	02/15/2031	8,000	8,047,840
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. SOFR + 3.00%)	7.59%	07/31/2031	126,228	127,271,400
Truist Insurance Holdings, Term Loan B (3 mo. SOFR + 3.25%)	7.85%	05/06/2031	25,016	25,149,090
USI, Inc., Term Loan B (3 mo. SOFR + 2.75%)	7.35%	11/22/2029	56,729	57,147,821
				681,100,093
Leisure Goods, Activities & Movies-1.13%
Alpha Topco Ltd. (Delta 2 (Lux) S.a.r.l.)
Delayed Draw Term Loan B-2 (United Kingdom)(c)	-	09/10/2031	10,000	10,054,150
Term Loan B-1 (United Kingdom) (3 mo. SOFR + 2.00%)	6.60%	09/10/2031	20,000	20,108,300
UFC Holdings LLC, Term Loan B-4 (3 mo. SOFR + 2.25%)	6.77%	11/14/2031	71,998	72,615,879
				102,778,329
Lodging & Casinos-4.15%
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. SOFR + 2.25%)	6.82%	02/06/2030	50,541	50,912,658
Term Loan (1 mo. SOFR + 2.25%)	6.82%	02/06/2031	62,459	62,859,546
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.75%)	8.07%	01/27/2029	89,598	90,232,668
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. SOFR + 1.75%)	6.34%	11/08/2030	81,022	81,649,851
Stars Group (US) Co-Borrower LLC, Term Loan B (3 mo. SOFR + 2.00%)	6.60%	11/25/2030	91,913	92,631,540
				378,286,263
Nonferrous Metals & Minerals-0.29%
Prince Mineral Holding Corp., Term Loan (3 mo. SOFR + 4.25%)	8.91%	04/23/2029	26,655	26,695,517
Publishing-2.27%
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. SOFR + 4.25%)	8.82%	05/03/2028	124,241	124,569,192
Nielsen Finance LLC, First Lien Term Loan B (3 mo. SOFR + 5.00%)	9.76%	04/11/2029	90,180	82,402,705
				206,971,897
Rail Industries-0.73%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 2.00%)	6.60%	04/10/2031	66,238	66,491,231
Retailers (except Food & Drug)-2.21%
Bass Pro Group LLC, Term Loan B-2 (1 mo. SOFR + 3.75%)	8.44%	03/06/2028	122,323	123,164,365
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.07%	06/11/2031	78,980	77,985,706
				201,150,071
Telecommunications-3.88%
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. SOFR + 3.75%)	8.60%	12/17/2027	64,371	64,939,937
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications-(continued)
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 3.00%)	7.57%	12/01/2027	$89,023	$89,926,873
II-VI, Inc., Term Loan B-1 (1 mo. SOFR + 2.50%)	7.07%	07/02/2029	27,264	27,463,210
Radiate Holdco LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.94%	09/25/2026	79,794	69,869,641
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.00%)	7.69%	03/09/2027	105,175	100,861,035
				353,060,696
Utilities-1.62%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.25%)	6.92%	01/27/2031	93,030	93,487,314
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. SOFR + 1.75%)	6.57%	12/20/2030	54,009	54,355,996
				147,843,310
Total Variable Rate Senior Loan Interests (Cost $8,248,659,383)				8,339,522,941
U.S. Dollar Denominated Bonds & Notes-4.12%
Aerospace & Defense-0.25%
TransDigm, Inc.(f)	6.75%	08/15/2028	8,000	8,169,673
TransDigm, Inc.(f)	6.38%	03/01/2029	2,000	2,035,093
TransDigm, Inc.(f)	6.88%	12/15/2030	3,000	3,093,242
TransDigm, Inc.(f)	6.63%	03/01/2032	4,000	4,102,156
TransDigm, Inc.(f)	6.00%	01/15/2033	5,000	5,003,849
				22,404,013
Automobile Components-0.03%
Belron UK Finance PLC (United Kingdom)(f)	5.75%	10/15/2029	3,000	3,005,985
Building Products-0.05%
Cornerstone Building Brands, Inc.(f)	9.50%	08/15/2029	5,000	4,996,631
Capital Markets-0.35%
Aretec Group, Inc.(f)	10.00%	08/15/2030	7,000	7,756,806
Boost Newco Borrower LLC(f)	7.50%	01/15/2031	22,618	23,909,306
				31,666,112
Commercial Services & Supplies-0.35%
Allied Universal Holdco LLC(f)	7.88%	02/15/2031	17,597	18,035,076
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	4,300	4,055,667
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(f)	4.63%	06/01/2028	5,000	4,719,944
Madison IAQ LLC(f)	4.13%	06/30/2028	2,000	1,921,346
Raven Acquisition Holdings LLC(f)	6.88%	11/15/2031	3,145	3,153,423
				31,885,456
Construction Materials-0.04%
Camelot Return Merger Sub, Inc.(f)	8.75%	08/01/2028	4,100	4,044,172
Containers & Packaging-0.06%
Clydesdale Acquisition Holdings, Inc.(f)	6.88%	01/15/2030	5,000	5,057,209
Diversified Telecommunication Services-0.07%
Altice France S.A. (France)(f)	5.50%	10/15/2029	2,600	2,001,708
Radiate Holdco LLC/Radiate Finance, Inc.(f)	4.50%	09/15/2026	685	593,197
Zayo Group Holdings, Inc.(f)	4.00%	03/01/2027	4,000	3,775,486
				6,370,391
Electric Utilities-0.11%
Vistra Operations Co. LLC(f)	5.13%	05/13/2025	8,030	8,031,943
Vistra Operations Co. LLC(f)	4.30%	07/15/2029	2,000	1,935,471
				9,967,414
Financial Services-0.29%
Focus Financial Partners LLC(f)	6.75%	09/15/2031	5,000	5,050,427
Jane Street Group/JSG Finance, Inc.(f)	4.50%	11/15/2029	500	476,339
Jane Street Group/JSG Finance, Inc.(f)	7.13%	04/30/2031	15,000	15,621,853
Jane Street Group/JSG Finance, Inc.(f)	6.13%	11/01/2032	5,000	5,024,371
				26,172,990
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ground Transportation-0.06%
Genesee & Wyoming, Inc.(f)	6.25%	04/15/2032	$5,000	$5,033,765
Health Care Equipment & Supplies-0.35%
Bausch & Lomb Corp.(f)	8.38%	10/01/2028	2,000	2,092,931
Medline Borrower L.P.(f)	3.88%	04/01/2029	22,100	20,733,372
Medline Borrower L.P./Medline Co-Issuer, Inc.(f)	6.25%	04/01/2029	9,000	9,178,357
				32,004,660
Health Care Providers & Services-0.02%
Star Parent, Inc.(f)	9.00%	10/01/2030	1,600	1,654,002
Hotels, Restaurants & Leisure-0.38%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	17,000	16,194,079
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	1,000	929,096
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	6.13%	06/15/2029	9,000	9,157,581
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	5.63%	09/15/2029	3,000	3,005,608
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	4.00%	10/15/2030	3,000	2,727,236
Caesars Entertainment, Inc.(f)	7.00%	02/15/2030	2,000	2,064,255
Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	859	876,894
				34,954,749
Insurance-0.67%
Acrisure LLC/Acrisure Finance, Inc.(f)	4.25%	02/15/2029	3,282	3,111,054
Acrisure LLC/Acrisure Finance, Inc.(f)	7.50%	11/06/2030	12,833	13,104,277
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.75%	04/15/2028	1,500	1,515,845
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	7.00%	01/15/2031	2,500	2,540,966
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)	6.50%	10/01/2031	4,811	4,817,144
AmWINS Group, Inc.(f)	6.38%	02/15/2029	1,580	1,596,200
HUB International Ltd.(f)	7.25%	06/15/2030	18,900	19,624,631
Panther Escrow Issuer LLC(f)	7.13%	06/01/2031	14,044	14,398,089
				60,708,206
Machinery-0.13%
TK Elevator U.S. Newco, Inc. (Germany)(f)	5.25%	07/15/2027	12,200	12,041,473
Media-0.30%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	4.91%	07/23/2025	1,000	999,610
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	6.48%	10/23/2045	475	467,302
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,719,338
Virgin Media Secured Finance PLC (United Kingdom)(f)	5.50%	05/15/2029	1,500	1,424,993
Virgin Media Secured Finance PLC (United Kingdom)(f)	4.50%	08/15/2030	13,100	11,579,185
VZ Secured Financing B.V. (Netherlands)(f)	5.00%	01/15/2032	6,190	5,539,465
Ziggo B.V. (Netherlands)(f)	4.88%	01/15/2030	6,000	5,554,535
				27,284,428
Passenger Airlines-0.16%
American Airlines, Inc.(f)	8.50%	05/15/2029	500	528,608
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.50%	04/20/2026	1,773	1,773,653
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.75%	04/20/2029	5,378	5,373,880
United AirLines, Inc.(f)	4.38%	04/15/2026	895	882,857
United AirLines, Inc.(f)	4.63%	04/15/2029	6,478	6,229,824
				14,788,822
Professional Services-0.09%
CoreLogic, Inc.(f)	4.50%	05/01/2028	9,100	8,517,543
Software-0.26%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(f)	8.00%	06/15/2029	1,500	1,540,859
Central Parent, Inc./CDK Global, Inc.(f)	7.25%	06/15/2029	2,500	2,515,260
Cloud Software Group, Inc.(f)	9.00%	09/30/2029	7,750	7,853,555
Cloud Software Group, Inc.(f)	8.25%	06/30/2032	5,658	5,901,981
SS&C Technologies, Inc.(f)	6.50%	06/01/2032	5,500	5,632,384
				23,444,039
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialty Retail-0.09%
Wand NewCo 3, Inc.(f)	7.63%	01/30/2032	$8,231	$8,525,636
Wireless Telecommunication Services-0.01%
VMED O2 UK Financing I PLC (United Kingdom)(f)	4.75%	07/15/2031	1,000	881,981
Total U.S. Dollar Denominated Bonds & Notes (Cost $374,346,520)				375,409,677
			Shares
Money Market Funds-18.65%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.58%(g)(h) (Cost $1,698,859,744)			1,698,859,744	1,698,859,744
TOTAL INVESTMENTS IN SECURITIES-114.32% (Cost $10,321,865,647)				10,413,792,362
OTHER ASSETS LESS LIABILITIES-(14.32)%				(1,304,099,778)
NET ASSETS-100.00%				$9,109,692,584

Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	This variable rate interest will settle after November 30, 2024, at which time the interest rate will be determined.
(d)	Restricted security. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2024 was $373,942,765, which represented 4.10% of the Fund’s Net Assets.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$403,365,070	$3,225,898,336	$(1,930,403,662)	$-	$-	$1,698,859,744	$9,506,924

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$8,339,522,941	$-	$8,339,522,941
U.S. Dollar Denominated Bonds & Notes	-	375,409,677	-	375,409,677
Money Market Funds	1,698,859,744	-	-	1,698,859,744
Total Investments	$1,698,859,744	$8,714,932,618	$-	$10,413,792,362